UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 29

Date of reporting period: August 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / AUGUST 31, 2008

Legg Mason Partners

Managed Municipals Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income, which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital*.

*	Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended August 31, 2008. Looking back, fourth quarter 2007 U.S. gross domestic product (“GDP”)i declined 0.2%. This contraction in economic activity was attributed to continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% during the first quarter of 2008, and second quarter 2008 GDP growth was 2.8%. In recent months, the economy was supported by strong exports and consumer spending, the latter of which was aided by the government’s tax rebate checks.

While the economy may not fall into a recession, it is a moot point for many Americans, as the job market continues to weaken and energy prices remain elevated. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first eight months of 2008, and the unemployment rate rose to 6.1% in August, its highest level since September 2003. After oil reached a record $147 a barrel on July 11, 2008, it fell to $115 as of August 31, 2008. However, it continues to be well above the price of $74 per barrel as of August 31, 2007.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. In September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its latest meetings in June, August and September (after the reporting period ended), the Fed held rates steady. In conjunction with its September meeting, the Fed stated: “Strains in financial markets have increased significantly and labor markets have weakened further. Economic growth appears to have slowed recently, partly reflecting a softening of household spending. Tight credit conditions, the ongoing housing contraction, and some slowing in export growth are likely to weigh on economic growth over the next few quarters.” Then, on October 8, 2008, in a global coordination effort with six central banks around the world interest rates were cut in an

Legg Mason Partners Managed Municipals Fund	I

Letter from the chairman continued

attempt to reduce the strains in the global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%.

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Also in March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. Then, after the close of the reporting period, in mid-September, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. The U.S. Department of the Treasury also took an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September. In addition, the Treasury proposed a $700 billion rescue plan to help financial institutions reduce their exposure to troubled mortgage-related securities. After the House of Representatives initially rejected the plan on September 29, 2008, a revamped version was approved by Congress, and, on October 3, 2008, signed into law by the President of the United States.

During the six-month reporting period ended August 31, 2008, both short- and long-term Treasury yields experienced periods of extreme volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended August 31, 2008, two-year Treasury yields went from 1.65% to 2.36%. Over the same time frame, 10-year Treasury yields moved from 3.53% to 3.83%.

The municipal bond market outperformed its taxable bond counterpart over the six months ended August 31, 2008. Over that period, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned 5.12% and 0.18%, respectively. Most of the municipal market’s outperformance occurred during the first half of the reporting period, as investors were drawn to their attractive yields.

II	Legg Mason Partners Managed Municipals Fund

Performance review

For the six months ended August 31, 2008, Class A shares of Legg Mason Partners Managed Municipals Fund, excluding sales charges, returned 4.97%. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 5.12% for the same period. The Lipper General Municipal Debt Funds Category Average1 returned 4.19% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT as of August 31, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Managed Municipals Fund — Class A Shares	4.97%
Lehman Brothers Municipal Bond Index	5.12%
Lipper General Municipal Debt Funds Category Average[1]	4.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class 1 shares[2] returned 4.99%, Class B shares returned 4.69%, Class C shares returned 4.68% and Class I shares returned 5.06% over the six months ended August 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yields for the period ended August 31, 2008 for Class 1, A, B, C and I shares were 4.51%, 4.39%, 4.05%, 4.05% and 4.75%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class 1, A, B, C and I shares would have been 4.37%, 4.39%, 4.05%, 4.05% and 4.75%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated June 11, 2008, the gross total operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.69%, 0.69%, 1.23%, 1.23% and 0.51%, respectively.

As a result of an expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.15%. This expense limitation may be reduced or terminated at any time.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 241 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Partners Managed Municipals Fund	III

Letter from the chairman continued

A special note regarding recent market volatility

In recent weeks, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it’s likely that the fallout will continue to impact the financial markets and the U.S. economy during the remainder of the year and, perhaps, into 2009 as well.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain steadfast in our commitment to provide you with extraordinary service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers do everything in their power to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,
•	Market insights and commentaries from our portfolio managers, and
•	A host of educational resources.

During periods of market unrest, it’s especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

IV	Legg Mason Partners Managed Municipals Fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 8, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Lehman Brothers U.S. Aggregate index is a broad-based index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Partners Managed Municipals Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — August 31, 2008

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2008 and held for the six months ended August 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	4.99%	$1,000.00	$1,049.90	0.51%	$2.64
Class A	4.97	1,000.00	1,049.70	0.66	3.41
Class B	4.69	1,000.00	1,046.90	1.19	6.14
Class C	4.68	1,000.00	1,046.80	1.20	6.19
Class I	5.06	1,000.00	1,050.60	0.48	2.48

[1]	For the six months ended August 31, 2008.

[2]

Assumes reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,022.63	0.51%	$2.60
Class A	5.00	1,000.00	1,021.88	0.66	3.36
Class B	5.00	1,000.00	1,019.21	1.19	6.06
Class C	5.00	1,000.00	1,019.16	1.20	6.11
Class I	5.00	1,000.00	1,022.79	0.48	2.45

[1]	For the six months ended August 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 98.3%
	Alabama — 0.5%
	Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA:
$4,940,000	5.500% due 10/1/13(a)	$5,093,930
8,880,000	5.500% due 10/1/14(a)	9,140,628
1,000,000	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, 6.450% due 5/15/19(a)	1,004,160
4,000,000	Southeast Alabama Gas District, Alabama General System Revenue, AMBAC, 5.625% due 6/1/25(b)	4,321,960
	Total Alabama	19,560,678
	Alaska — 0.2%
2,500,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31(a)	2,527,100
5,000,000	Alaska State Housing Financial Corp., General Housing, MBIA, 5.250% due 12/1/25	5,159,850
	Total Alaska	7,686,950
	Arizona — 3.3%
	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
2,500,000	5.000% due 1/1/31	2,534,750
4,375,000	Refunding, 5.000% due 1/1/23	4,506,600
	Arizona Health Facilities Authority:
1,500,000	Hospital Systems Revenue, Phoenix Children’s Hospital, 6.125% due 11/15/22(b)	1,568,760
3,000,000	Revenue, Catholic Healthcare West, 6.625% due 7/1/20(b)	3,271,710
	Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, MBIA:
3,520,000	5.000% due 8/1/18	3,811,069
2,895,000	5.000% due 8/1/20	3,073,390
	Maricopa County, AZ:
1,000,000	GO, Elementary School District, No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,045,670
	IDA:
500,000	Hospital Facilities Revenue, Samaritan Health Services, MBIA, 7.000% due 12/1/16(c)	605,010
2,450,000	MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized, 6.000% due 10/20/31	2,490,229
	Mesa, AZ, IDA, Revenue, Discovery Health Systems, MBIA:
14,000,000	5.625% due 1/1/19(b)	14,798,140
3,000,000	5.625% due 1/1/29(b)	3,171,030
750,000	Navajo County, AZ, IDA Revenue, Stone Container Corp. Project, 7.400% due 4/1/26(a)	714,623

See Notes to Financial Statements.

4	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Arizona — 3.3% continued
	Phoenix, AZ:
	Civic Improvement Corp.:
$705,000	Airport Revenue, Senior Lien, FSA, 5.000% due 7/1/25	$712,424
2,630,000	Excise Tax Revenue, Senior Lien, Adams Street Garage Project B, 5.375% due 7/1/29(b)	2,736,278
1,000,000	Wastewater System Revenue, FGIC, 5.000% due 7/1/24	1,015,980
950,000	IDA, MFH Revenue, Ventana Palms Apartments Project, MBIA, 6.150% due 10/1/29(b)	1,011,684
	Pima County, AZ:
195,000	IDA, Industrial Revenue Refunding, FSA, 7.250% due 7/15/10	195,975
1,000,000	USD, No. 1, Tucson, FGIC, 7.500% due 7/1/10	1,091,430
108,000	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	111,161
	Salt Verde, AZ Financial Corp., Gas Revenue:
13,275,000	5.500% due 12/1/29	12,328,492
15,750,000	5.000% due 12/1/32	13,407,187
53,000,000	5.000% due 12/1/37(d)	44,365,240
1,000,000	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, AMBAC, 5.000% due 7/15/22	1,023,910
	University of Arizona, COP:
5,435,000	AMBAC, 5.000% due 6/1/28	5,477,937
	Unrefunded Balance, University of Arizona Project, AMBAC:
130,000	5.000% due 6/1/19	135,847
60,000	5.000% due 6/1/20	61,873
1,875,000	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, GNMA-Collateralized, 6.100% due 9/20/34(a)	1,937,081
	Total Arizona	127,203,480
	Arkansas — 0.2%
2,000,000	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29(b)	2,145,880
4,345,000	Little Rock, AR, School District, GO, Refunding, FSA, 5.500% due 2/1/30	4,452,408
	Total Arkansas	6,598,288
	California — 10.9%
6,400,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Refunding Childrens Hospital & Research, 5.000% due 12/1/37	5,719,040
5,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,041,250
4,180,000	Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Area AB, AMBAC, 5.000% due 8/1/23	4,244,999

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	California — 10.9% continued
$500,000	California EFA Revenue, 5.625% due 7/1/23	$483,615
4,000,000	California Health Facilities Finance Authority Revenue, Sutter Health, 6.250% due 8/15/35	4,193,160
	California Housing Finance Agency Revenue:
10,000,000	5.000% due 2/1/28(a)	8,935,700
	Home Mortgage:
7,000,000	4.700% due 8/1/24(a)	6,324,920
3,500,000	4.700% due 8/1/36(a)	2,826,040
10,000,000	5.500% due 8/1/38	10,012,500
12,500,000	5.600% due 8/1/38(a)	12,026,125
2,100,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC, 5.750% due 9/1/23	2,344,608
4,875,000	California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC, 5.300% due 12/1/21	4,952,317
	California State Department of Water Resources, Water Revenue, FSA:
3,645,000	5.125% due 12/1/24	3,779,756
85,000	5.125% due 12/1/24(b)	92,624
	California State, GO:
3,900,000	5.125% due 8/1/36	3,862,638
7,000,000	Veterans, 5.050% due 12/1/36(a)	6,238,750
	California Statewide CDA Revenue:
8,550,000	Catholic Healthcare West, 5.500% due 7/1/31	8,460,567
10,000,000	Enloe Medical Center, 5.750% due 8/15/38	10,029,700
5,000,000	Lodi Memorial Hospital, California Mortgage Insurance, 5.000% due 12/1/37	4,604,050
55,000,000	St. Joseph Hospital, FGIC, 5.750% due 7/1/47	57,394,000
1,810,000	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, FSA, 5.250% due 6/1/23	1,878,201
16,260,000	Castaic Lake Water Agency, COP, Revenue, MBIA, 5.250% due 8/1/23	16,739,019
3,655,000	Cucamonga County, CA, Water District, COP, FGIC, 5.125% due 9/1/31	3,660,848
50,000,000	District of Columbia Hospital Revenue, Childrens Hospital Obligation, FSA, 5.450% due 7/15/35	50,858,000
24,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39(b)	27,764,880
	Imperial Irrigation District Electric Revenue:
7,500,000	5.000% due 11/1/33	7,446,375
15,800,000	5.125% due 11/1/38	15,807,584

See Notes to Financial Statements.

6	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	California — 10.9% continued
$3,000,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.250% due 8/1/21	$3,019,110
10,330,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, 5.000% due 11/15/24	9,399,680
31,940,000	Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, 5.375% due 5/15/30(a)	31,917,003
	Los Angeles, CA, Water & Power Revenue, Power Systems, FSA:
1,500,000	5.000% due 7/1/23	1,551,165
3,920,000	5.000% due 7/1/25	4,033,013
7,850,000	5.000% due 7/1/26	8,059,124
3,500,000	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, FGIC, 5.000% due 10/1/24	3,623,445
	Modesto, CA, Irrigation District, COP, Capital Improvements, FSA:
1,535,000	5.000% due 7/1/20	1,578,410
2,210,000	5.000% due 7/1/21	2,266,974
1,680,000	5.000% due 7/1/22	1,718,590
10,785,000	Novato, CA, USD, FGIC, 5.000% due 8/1/26	11,002,965
3,000,000	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, MBIA, 5.000% due 2/1/27	3,007,950
5,000,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, MBIA, 5.125% due 9/1/30	4,996,700
2,025,000	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, 5.600% due 6/1/25(b)	2,173,007
	San Francisco, CA, City & County:
16,675,000	Airports Commission, International Airports Revenue, Refunding, FGIC, 5.125% due 5/1/26	16,795,227
	COP, San Bruno Jail No. 3, AMBAC:
3,000,000	5.250% due 10/1/20	3,062,250
5,000,000	5.250% due 10/1/26	5,086,200
	University of California Revenues, AMBAC:
4,000,000	5.000% due 5/15/23	4,090,360
3,750,000	5.000% due 5/15/24	3,825,150
4,000,000	5.000% due 5/15/25	4,070,000
6,000,000	5.000% due 5/15/26	6,092,340
	Total California	417,089,929
	Colorado — 4.6%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Charter School, Bromley East Project, 7.250% due 9/15/30(b)	1,134,970

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Colorado — 4.6% continued
	Refunding & Improvement, University of Denver Project, AMBAC:
$5,810,000	5.300% due 3/1/19(b)	$6,229,714
3,245,000	5.500% due 3/1/21(b)	3,495,060
2,435,000	Unrefunded, University of Denver Project, FGIC, 5.250% due 3/1/23	2,528,090
	Colorado Health Facilities Authority Revenue:
2,500,000	Adventist Health System/Sunbelt Inc., 5.125% due 11/15/28(e)	2,348,375
	Health Facility Authority, FSA:
20,000,000	5.250% due 3/1/36	19,856,000
20,000,000	5.250% due 3/1/40	19,787,000
5,000,000	Hospital Parkview Medical Center Inc. Project A, 5.000% due 9/1/37	4,417,750
1,000,000	Parkview Medical Center Project, 6.500% due 9/1/20(b)	1,111,860
500,000	Poudre Valley Health Care, 5.000% due 3/1/25	471,050
10,000,000	Refunding Adventist Health, Sunbelt, 5.250% due 11/15/35(e)	9,407,100
12,500,000	Remarketed 7/8/98, 5.350% due 8/1/15(c)	12,791,500
5,865,000	Colorado State Board of Governors, University Enterprise System Revenue, FGIC, 5.000% due 3/1/37	5,768,697
2,180,000	Colorado Water Resource & Power Development Authority, FGIC, 5.375% due 11/1/20	2,322,027
	Denver, CO, City & County:
9,450,000	Airport Revenue, 14.000% due 11/15/08(a)	9,648,072
	COP, AMBAC:
6,655,000	5.750% due 12/1/17(b)	7,219,876
7,420,000	5.500% due 12/1/21(b)	8,009,519
4,000,000	5.500% due 12/1/25(b)	4,317,800
9,000,000	E-470 Public Highway Authority Revenue, CO, MBIA, 5.500% due 9/1/24	9,289,530
2,000,000	Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC, 5.100% due 12/1/20	2,043,540
	Highlands Ranch Metropolitan, GO, District No. 2, FSA:
525,000	6.500% due 6/15/10(c)	565,814
475,000	6.500% due 6/15/10	511,494
45,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	43,721,100
500,000	Pueblo County, CO, School District No. 60, GO, FGIC, 5.250% due 12/15/20	522,335
1,000,000	University of Colorado Hospital Authority Revenue, 5.600% due 11/15/21(b)	1,091,750
	Total Colorado	178,610,023

See Notes to Financial Statements.

8	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Connecticut — 1.2%
$2,010,000	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, 6.625% due 12/1/14(a)	$1,991,066
15,000,000	Connecticut State HEFA Revenue, Yale University, 5.125% due 7/1/27	15,099,600
	Connecticut State HFA, Housing Mortgage Finance:
7,400,000	4.850% due 11/15/23	7,486,062
4,535,000	GO of Authority, 4.875% due 11/15/31(a)	3,951,255
	Mashantucket Western Pequot Tribe Connecticut Special Revenue:
1,000,000	5.550% due 9/1/08(f)	1,000,000
2,000,000	5.700% due 9/1/12(f)	2,011,840
6,500,000	5.750% due 9/1/18(f)	6,503,055
7,920,000	South Central Connecticut Regional Water Authority, Water System Revenue, AMBAC, 5.375% due 8/1/30(b)	8,489,527
	Total Connecticut	46,532,405
	District of Columbia — 2.7%
	District of Columbia:
	Hospital Revenue:
85,000,000	Childrens Hospital Obligation Group, FSA, 5.250% due 7/15/45	82,964,250
15,000,000	Childrens Hospital Obligation, FSA, 5.450% due 7/15/35	15,257,400
3,000,000	Revenue, American Association for the Advancement of Science, AMBAC, 5.250% due 1/1/16(d)	3,060,120
740,000	Unrefunded Balance, MBIA, 5.000% due 6/1/15	748,162
	Total District of Columbia	102,029,932
	Florida — 10.0%
2,525,000	Bonita Springs, FL, Vasari Capital Improvement, 6.950% due 5/1/32	2,613,855
4,265,000	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	4,346,163
860,000	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16(c)	974,234
240,000	Cape Coral, FL, Health Facilities Authority Revenue, Cape Coral Medical Center, Refunding, 8.125% due 11/1/08(c)	242,467
6,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, 7.850% due 8/15/31(b)	6,786,420
	Capital Region Community Development District, Capital Improvement:
915,000	6.850% due 5/1/31	936,493
935,000	6.700% due 5/1/32	951,297

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 10.0% continued
$4,000,000	Capital Travel Agency Revenue, Seminole Tribe Convention, 8.950% due 10/1/33(b)(f)	$4,973,720
3,720,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	3,563,686
2,000,000	Clay County, FL, School Board, COP, Master Lease Program, MBIA, 5.750% due 7/1/22(b)	2,151,840
310,000	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, 6.500% due 10/1/25	309,972
	Collier County, FL:
740,000	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10(c)	790,224
75,000	Water-Sewer, Refunding, Water Revenue, AMBAC, 8.875% due 5/1/12(c)	85,193
2,400,000	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,394,000
225,000	Dunedin, FL, Health Facilities Authority Revenue, Mease Hospital Inc., 7.600% due 10/1/08(c)	226,017
	Escambia County, FL:
230,000	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC, 5.950% due 7/1/20	243,936
	Utilities Systems Revenue:
3,000,000	FGIC, 6.250% due 1/1/15	3,391,260
230,000	MBIA, 9.750% due 6/1/12(c)	265,369
1,500,000	Florida Housing Finance Corporate Revenue, Augustine Club Apartment, MBIA, 5.750% due 10/1/30(b)	1,638,330
	Florida Municipal Loan Council Revenue, MBIA:
1,625,000	5.250% due 11/1/18	1,701,001
1,805,000	5.250% due 11/1/20	1,864,908
1,050,000	Florida State, Broward County Expressway Authority, 10.000% due 7/1/14(c)	1,302,725
	Florida State Board of Education:
3,220,000	5.250% due 6/1/19	3,444,112
3,000,000	Capital Outlay, GO, Public Education, FGIC, 5.000% due 6/1/19	3,112,470
1,000,000	Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC, 5.000% due 9/1/21	1,040,740
175,000	Fort Myers, FL, Improvement Revenue, Refunding, AMBAC, 10.375% due 10/1/13(c)	210,249
1,685,000	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14(c)	1,949,141

See Notes to Financial Statements.

10	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 10.0% continued
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health Systems:
$1,750,000	6.000% due 11/15/25(b)	$1,946,753
2,750,000	5.875% due 11/15/29(b)	3,084,125
3,000,000	Adventist Sunbelt-Inc., 6.000% due 11/15/31(b)	3,310,200
	Hillsborough County, FL:
6,000,000	IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30(a)	5,773,140
1,380,000	Utility, Refunding Bonds, MBIA, 9.875% due 12/1/11(c)	1,542,730
	Indian River County, FL, School Board COP, MBIA:
4,225,000	5.000% due 7/1/19	4,372,790
4,380,000	5.000% due 7/1/20	4,496,858
	Jacksonville, FL:
10,000,000	Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	8,953,500
2,000,000	Sales Tax Revenue, Better Jacksonville, MBIA, 5.250% due 10/1/21	2,070,980
7,650,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	7,726,194
205,000	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC, 9.750% due 10/1/13(c)	242,593
5,100,000	Lakeland, FL, Electric & Water Revenue, Refunding, MBIA, 5.000% due 10/1/18	5,219,238
	Lee County, FL:
20,000	Capital Bonds, MBIA, 7.400% due 10/1/09(c)	20,589
1,395,000	HFA, Brittany Phase II Project, 6.100% due 12/1/32(a)(e)	1,417,808
1,260,000	Justice Center, Improvement Revenue Bonds, MBIA, 11.125% due 1/1/11(c)	1,405,618
	Southwest Florida Regional Airport Revenue, MBIA:
425,000	8.625% due 10/1/09(c)	440,504
255,000	9.625% due 10/1/09(c)	265,799
25,000	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, 7.300% due 1/1/28(a)	25,253
	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	7.875% due 12/15/25(a)	15,016,650
6,010,000	8.050% due 12/15/25(a)	6,016,851
10,000	Martin Memorial Hospital Association Inc., Stuart Revenue, 8.000% due 10/1/08(c)	10,048
2,325,000	Mediterra North Community Development District, 6.800% due 5/1/31	2,337,532

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 10.0% continued
	Miami-Dade County, FL:
	Aviation Revenue:
$250,000	Miami International Airport, FGIC, 5.550% due 10/1/13(a)	$256,715
54,585,000	Miami International Airport, FSA, 5.000% due 10/1/41	53,458,366
10,000,000	EFA Revenue, University of Miami, 5.500% due 4/1/38	10,061,000
240,000	HFA, Home Ownership Mortgage, GNMA/FNMA Collateralized, 6.375% due 4/1/33(a)	243,950
2,250,000	Stormwater, MBIA, 5.000% due 4/1/28	2,276,303
530,000	North Springs Improvement District, Refunding, Water & Sewer, MBIA, 7.000% due 10/1/09	557,099
	Orange County, FL:
	Health Facilities Authority Revenue:
13,000,000	Orlando Regional Healthcare System, FSA, 5.000% due 12/1/32	12,819,300
	Southern Adventist Hospital, Adventist Health Systems:
1,405,000	8.750% due 10/1/09(c)	1,457,294
3,000,000	6.500% due 11/15/30(b)	3,294,810
980,000	Unrefunded Balance, Hospital Healthcare, 6.000% due 10/1/26	1,002,481
25,250,000	School Board, COP, AMBAC, 5.500% due 8/1/25	26,599,107
2,000,000	Tourist Development Tax Revenue, Refunding, AMBAC, 5.000% due 10/1/21	2,066,080
	Orlando, FL:
5,000,000	State Sales Tax Payments Revenue, 5.000% due 2/1/38	5,044,600
	Tourist Development Tax Revenue:
67,770,000	5.500% due 11/1/38	70,079,602
1,500,000	5.750% due 11/1/38	1,524,480
935,000	Urban Community Development, Capital Improvement, 6.950% due 5/1/33(b)	1,041,094
	Utilities Commission, Water & Electric Revenue:
90,000	5.250% due 10/1/21	94,051
2,740,000	Refunding, 5.000% due 10/1/23	2,819,159
13,000	Osceola County, FL, IDA, Community Provider Pooled Loan Program, FSA, 7.750% due 7/1/10	13,043
1,830,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13(c)	2,178,633
2,100,000	Palm Coast, FL, Utilities Systems Revenue, MBIA, 5.000% due 10/1/27	2,102,709
2,355,000	Panther Trace, FL, Community Development, Special Assessment, 7.250% due 5/1/33(b)	2,715,880

See Notes to Financial Statements.

12	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 10.0% continued
$500,000	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, 5.700% due 8/1/19(a)	$504,920
4,000,000	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33(b)	4,440,440
2,025,000	Polk County, FL, Utilities Systems Revenue, FGIC, 5.000% due 10/1/24	2,035,733
2,160,000	Port St. Lucie, FL, South Lennard Special Assessment, 7.125% due 9/1/21	2,097,122
850,000	Renaissance Community Development District, Florida Capital Improvement Revenue, 7.000% due 5/1/33	873,945
5,955,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	6,117,571
1,420,000	Rivercrest Community Development District, 7.000% due 5/1/32(b)	1,596,591
1,085,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	931,114
	Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, MBIA:
5,000,000	5.250% due 7/1/24	5,181,150
3,485,000	5.500% due 7/1/28	3,726,964
6,900,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27(f)	6,390,228
2,000,000	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,042,080
2,000,000	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, MBIA, 5.250% due 5/1/25	2,054,280
3,000,000	Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC, 5.200% due 10/1/22	3,121,620
150,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10(c)	160,632
	Tampa, FL:
585,000	GTD Entitlement Revenue, MBIA, 9.750% due 10/1/08(c)	588,533
1,000,000	Sales Tax Revenue, AMBAC, 5.375% due 10/1/21	1,053,580
	Sports Authority Revenue, GTD Parking Tampa Bay Arena Project, MBIA:
500,000	6.050% due 10/1/20	570,165
1,000,000	6.100% due 10/1/26	1,132,740
2,465,000	Water & Sewer Revenue, 6.900% due 10/1/16(c)	2,833,419
1,000,000	University of Central Florida, Athletics Association Inc., FGIC, 5.250% due 10/1/34	910,790
	Village Center Community Development District:
1,100,000	Florida Recreational Revenue, MBIA, 5.200% due 11/1/25	1,113,024

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 10.0% continued
$1,000,000	MBIA, 5.250% due 10/1/23	$1,022,370
1,050,000	Waterchase Community Development District, 6.700% due 5/1/32(b)	1,165,332
	West Orange Healthcare District, FL:
2,000,000	5.650% due 2/1/22	2,033,920
2,000,000	5.800% due 2/1/31	2,007,840
130,000	West Palm Beach, FL, IDR, AMBAC, 11.375% due 6/1/11(c)	144,981
1,290,000	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC, 10.400% due 10/1/13(b)	1,398,592
	Total Florida	386,161,007
	Georgia — 3.3%
400,000	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17(a)	401,308
1,000,000	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC, 5.625% due 1/1/16	1,028,330
335,000	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC, 5.625% due 7/1/20	350,909
1,000,000	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., ACA, 6.250% due 7/1/24	938,790
	Atlanta, GA, Water & Wastewater Revenue:
1,000,000	FGIC, 5.500% due 11/1/19	1,056,320
1,000,000	MBIA, 5.500% due 11/1/27	1,097,500
1,000,000	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC, 5.000% due 8/1/22	1,025,620
	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Vogtle Project:
20,000,000	5.500% due 1/1/33	20,085,200
44,000,000	5.700% due 1/1/43	44,185,680
1,000,000	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA, 5.625% due 10/1/26	1,056,840
	Columbia County, GA, Water & Sewer Revenue:
1,000,000	FGIC, 5.500% due 6/1/25	1,025,100
20,000	MBIA, 9.750% due 12/1/08(c)	20,389
400,000	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10(c)	427,520
1,000,000	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA, 5.000% due 6/1/28	1,035,540
2,000,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,083,820

See Notes to Financial Statements.

14	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 3.3% continued
	Fulton County, GA:
$1,000,000	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC, 5.500% due 11/1/18	$1,051,740
660,000	Residential Care Facilities, Canterbury Court Project, 6.300% due 10/1/24(b)	703,534
	Water & Sewer Revenue, FGIC:
290,000	6.375% due 1/1/14(c)	321,308
10,000	6.375% due 1/1/14	11,025
	Georgia Municipal Electric Authority:
1,235,000	Power System Revenue, 6.500% due 1/1/12	1,322,734
500,000	Power Revenue, AMBAC, 7.250% due 1/1/24	651,015
	Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
2,000,000	5.250% due 10/1/20	2,015,700
9,785,000	5.750% due 10/1/31(b)	10,904,796
500,000	Jefferson, GA, GO, 5.900% due 2/1/25	522,435
990,000	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29(a)(e)	1,001,405
	Main Street Natural Gas Inc., GA, Gas Project Revenue:
10,000,000	5.000% due 3/15/22	8,714,600
10,885,000	5.500% due 9/15/26	9,549,737
250,000	Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC, 6.250% due 7/1/20	290,850
500,000	Milledgeville, GA, Water & Sewer Revenue, FSA, 6.000% due 12/1/21	593,035
500,000	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, 6.800% due 1/1/12	552,325
1,000,000	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC, 6.100% due 2/1/24(b)	1,067,950
	Private Colleges & Universities Authority Revenue:
2,000,000	Mercer Housing Corp. Project, 6.000% due 6/1/31	1,956,120
500,000	Mercer University Project, 5.750% due 10/1/21(b)	557,220
2,000,000	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, 6.250% due 2/1/25(a)	1,932,280
	Savannah, GA, EDA:
500,000	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	510,260
	Revenue, College of Arts & Design Inc. Project:
1,000,000	6.800% due 10/1/19(b)	1,069,570
4,500,000	6.900% due 10/1/29(b)	4,817,835

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 3.3% continued
$1,000,000	Student Housing Revenue, University Financing Foundation Project, ACA, 6.750% due 11/15/20(b)	$1,110,810
1,175,000	Ware County Hospital Authority, Revenue Anticipation Certificates, MBIA, 5.500% due 3/1/21	1,240,283
	Total Georgia	127,287,433
	Hawaii — 0.6%
	Hawaii State:
2,500,000	Airports Systems Revenue, Refunding, FGIC, 5.750% due 7/1/21	2,590,850
	Department of Budget & Finance:
960,000	Hawaiian Electric Co. Inc., MBIA, 5.650% due 10/1/27(a)	967,517
	Special Purpose Revenue, Kaiser Permanente:
15,545,000	5.100% due 3/1/14(c)	15,906,421
4,000,000	5.150% due 3/1/15(c)	4,090,960
	Total Hawaii	23,555,748
	Illinois — 2.0%
	Chicago, IL:
500,000	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11(c)	531,135
1,250,000	O’Hare International Airport, Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19(a)	1,283,275
	Single-Family Mortgage Revenue:
55,000	FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32(a)	55,842
220,000	FNMA/GNMA-Collateralized, 6.350% due 10/1/30(a)	220,220
	Illinois Finance Authority:
	Revenue:
30,000,000	Alexian, FSA, 5.500% due 1/1/28	30,763,500
4,000,000	Edward Hospital, AMBAC, 5.500% due 2/1/40	4,005,600
7,435,000	Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	6,257,147
	Illinois Health Facilities Authority Revenue:
345,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10(c)	367,311
3,000,000	Order of Saint Francis Healthcare System, 6.250% due 11/15/29(b)	3,182,220
1,500,000	Passavant Memorial Area Hospital, 6.000% due 10/1/24(b)	1,633,155
1,830,000	Illinois Housing Development Authority, MFH Revenue, GNMA-Collateralized, 5.750% due 12/20/32	1,868,521
	Illinois State:
2,750,000	COP, Department of Central Management Services, MBIA, 5.650% due 7/1/17	2,783,330

See Notes to Financial Statements.

16	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Illinois — 2.0% continued
	GO:
	FGIC:
$1,500,000	6.100% due 1/1/20	$1,553,535
4,000,000	5.125% due 2/1/22	4,122,600
10,000,000	MBIA, 5.625% due 6/1/25(b)	10,602,900
1,000,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, MBIA, 5.500% due 6/15/23	1,054,200
1,045,000	Regional Transportation Authority, FGIC, 7.750% due 6/1/20	1,324,799
3,430,000	University of Illinois Revenue, Auxiliary Facilities Systems, MBIA, 5.750% due 4/1/19(b)	3,667,733
160,000	Will County, IL, GO, Community Consolidated School District No. 30-C, Troy Township, FSA, 5.250% due 2/1/20	170,114
	Total Illinois	75,447,137
	Indiana — 1.6%
825,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09(c)	866,118
4,000,000	Indiana Health & Educational Facilities Financing Authority Revenue, Sister of St. Francis Health Services Inc., FSA, 5.250% due 5/15/41	4,002,720
	Indiana Health Facilities Financing Authority, Hospital Revenue:
2,275,000	6.375% due 8/1/31(b)	2,542,586
725,000	6.375% due 8/1/31	728,299
36,625,000	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	37,750,120
9,290,000	Indianapolis, IN, Gas Utility Revenue, 5.250% due 8/15/26	9,684,546
3,685,000	Indianapolis, IN, Local Public Improvement Bond Bank, 6.750% due 2/1/14(c)	4,128,195
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	2,013,860
	Total Indiana	61,716,444
	Iowa — 0.2%
	Iowa Finance Authority Revenue:
3,000,000	Catholic Health Initiatives, 6.000% due 12/1/18	3,122,100
3,000,000	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,077,550
50,000	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	50,449
	Total Iowa	6,250,099

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Kansas — 0.2%
$1,695,000	Johnson County, KS, USD, No. 231, GO, Refunding & Improvement, FSA, 5.000% due 10/1/18	$1,762,122
2,575,000	Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC, 5.625% due 4/1/23	2,675,142
1,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32(b)	1,117,630
555,000	Wyandotte County, Kansas City, KS, School District No. 204, Bonner Springs, Unrefunded Balance, FSA, 5.600% due 9/1/20	577,882
	Total Kansas	6,132,776
	Kentucky — 3.4%
	Kentucky Economic Development Finance Authority Revenue, Louisville Arena Project:
5,000,000	5.750% due 12/1/28(h)	5,100,400
9,000,000	6.000% due 12/1/33(h)	9,280,170
7,500,000	6.000% due 12/1/38(h)	7,705,125
7,500,000	6.000% due 12/1/42(h)	7,665,600
4,000,000	Kentucky Housing Corp. Housing Revenue, 5.300% due 1/1/38(a)	3,735,280
	Kentucky Infrastructure Authority:
1,200,000	5.000% due 6/1/19	1,236,768
1,250,000	5.000% due 6/1/20	1,283,388
33,875,000	Kentucky State Municipal Power Agency, Power System Revenue, Prairie State Project, MBIA, 5.250% due 9/1/42	32,831,650
1,835,000	Kentucky State Property & Buildings Commission Revenue, Project No. 66, MBIA, 5.700% due 5/1/17(b)	1,947,008
	Louisville & Jefferson County, KY:
45,000,000	Metropolitan Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare, 6.125% due 2/1/37	45,590,400
15,000,000	Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	13,673,700
	Total Kentucky	130,049,489
	Louisiana — 0.1%
1,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized, 6.500% due 6/20/37	1,057,780
1,000,000	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, 6.550% due 11/15/23(a)	994,170
	Total Louisiana	2,051,950
	Maine — 0.1%
3,385,000	University of Maine System Revenue, AMBAC, 5.500% due 3/1/30(b)	3,483,233

See Notes to Financial Statements.

18	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 1.6%
	Maryland State:
$7,500,000	Community Development Administration, Department of Housing & Community Development, 5.375% due 9/1/39(h)	$7,525,875
2,225,000	Economic Development Corp. Revenue, Health & Mental Hygiene Program, 7.750% due 3/1/25	2,304,366
	Health & Higher EFA Revenue:
5,000,000	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24(b)	5,500,450
2,000,000	University of Maryland Medical System, 5.000% due 7/1/31	1,842,680
	Washington County Hospital:
6,000,000	5.750% due 1/1/33	5,786,460
12,780,000	5.750% due 1/1/38	12,204,900
5,000,000	6.000% due 1/1/43	4,906,800
	Transportation Authority:
4,470,000	Lease Revenue, Metrorail Parking Projects, AMBAC, 5.000% due 7/1/24	4,601,597
2,710,000	Parking Revenue, Baltimore/Washington International Airport Project, AMBAC, 5.000% due 3/1/22	2,780,948
	Montgomery County, MD, Housing Opportunities Commission Revenue:
2,725,000	5.550% due 11/1/22	2,737,371
12,980,000	5.650% due 11/1/33	13,136,798
	Total Maryland	63,328,245
	Massachusetts — 3.1%
335,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09(c)	344,923
3,235,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30(b)	3,435,020
	Massachusetts State:
	DFA Revenue:
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	1,024,500
1,000,000	Merrimack College Issue, MBIA, 5.000% due 7/1/22	981,350
2,200,000	Visual & Performing Arts Project, 6.000% due 8/1/21	2,404,270
	GO, Consolidated Loan:
12,240,000	5.250% due 11/1/30(b)	13,348,699
6,760,000	Refunded Balance, 5.250% due 11/1/30(b)	7,372,321
	HEFA Revenue:
5,000,000	Berklee College of Music, 5.000% due 10/1/32	4,883,500
1,000,000	Berkshire Health Systems, Radian, 5.700% due 10/1/25	1,018,440
7,500,000	Boston Medical Center Project, 5.250% due 7/1/38	6,826,425

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 3.1% continued
	Caregroup Inc.:
$2,000,000	5.000% due 7/1/28	$1,883,460
3,000,000	5.125% due 7/1/33	2,798,820
3,500,000	5.125% due 7/1/38	3,220,280
	MBIA:
1,750,000	5.375% due 2/1/26	1,800,697
1,000,000	5.375% due 2/1/27	1,022,690
1,500,000	5.375% due 2/1/28	1,530,525
3,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	3,170,970
15,000,000	Harvard University, 5.000% due 7/15/22	15,574,950
	New England Medical Center, FGIC:
4,805,000	5.000% due 5/15/22	4,505,168
195,000	5.000% due 5/15/22(b)	209,960
3,000,000	Partners Healthcare System, 5.250% due 7/1/13	3,076,290
	University of Massachusetts:
5,030,000	Lowell Campus, FGIC, 5.250% due 10/1/31(b)	5,446,182
1,250,000	Memorial Health Care Inc., 6.625% due 7/1/32	1,267,950
9,000,000	Project, MBIA, 5.250% due 10/1/31(b)	9,909,000
	Worcester Campus, FGIC:
1,055,000	5.125% due 10/1/20	1,076,132
765,000	5.125% due 10/1/21	777,898
885,000	5.125% due 10/1/22	899,417
660,000	5.125% due 10/1/23	670,184
5,000,000	5.250% due 10/1/31(b)	5,413,700
7,970,000	Housing Finance Agency, Housing Revenue, Single-Family Housing, FSA, 4.875% due 12/1/38(a)(e)	6,770,356
810,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	846,077
5,000,000	Special Obligation Revenue, Consolidated Loan, FGIC, 5.000% due 6/1/21(b)	5,365,900
245,000	Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	255,300
	Total Massachusetts	119,131,354
	Michigan — 2.7%
4,000,000	Byron Center, MI, Public Schools, GO, Q-SBLF, 5.000% due 5/1/22	4,098,280
3,000,000	Detroit, MI, Water Supply Systems, Senior Lien, FGIC, 5.750% due 7/1/26(b)	3,173,880
4,000,000	East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF, 5.625% due 5/1/30(b)	4,235,920

See Notes to Financial Statements.

20	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Michigan — 2.7% continued
$4,075,000	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF, 5.375% due 5/1/27(b)	$4,298,799
	Grand Rapids, MI, Water Supply, Refunding, FGIC:
1,000,000	5.250% due 1/1/17	1,036,890
3,500,000	5.250% due 1/1/18	3,618,825
1,000,000	Lake Superior, MI, State University Revenue, AMBAC, 5.500% due 11/15/21	1,053,130
5,530,000	Michigan State, COP, AMBAC, 5.500% due 6/1/27(b)	5,846,758
6,485,000	Michigan State Housing Development Authority, Rental Housing Revenue, 5.300% due 10/1/26(a)	6,439,994
	Michigan State, Hospital Finance Authority Revenue:
26,000,000	McLaren Health Care Corp., 5.750% due 5/15/38	25,825,540
	Refunding, OSF Healthcare Systems:
5,355,000	6.125% due 11/15/19(b)	5,662,538
2,500,000	6.250% due 11/15/24(b)(d)	2,647,250
30,000,000	Trinity Health, 5.375% due 12/1/30	30,138,300
	Midland, MI, GO, AMBAC:
1,000,000	5.150% due 5/1/18	1,018,060
1,030,000	5.200% due 5/1/19	1,050,415
1,340,000	5.250% due 5/1/21	1,364,388
3,555,000	Newaygo, MI, GO, Public Schools, Q-SBLF, 5.625% due 5/1/26(b)	3,764,674
	Total Michigan	105,273,641
	Minnesota — 1.7%
1,500,000	Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized, 6.625% due 4/20/43(b)	1,760,775
2,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,520,975
	Eden Prairie, MN, MFH Revenue, Rolling Hills Project, GNMA-Collateralized:
1,000,000	6.150% due 8/20/31	1,036,580
1,000,000	6.200% due 2/20/43	1,047,000
	Elk River, MN, ISD No. 728, GO, MBIA:
9,500,000	5.375% due 2/1/20	10,122,820
4,250,000	5.500% due 2/1/21	4,540,955
	Hennepin County, MN, Lease Revenue, COP:
2,955,000	5.000% due 11/15/14	2,965,727
3,105,000	5.000% due 11/15/15	3,115,091
	Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, FGIC:
2,500,000	5.250% due 1/1/25(b)	2,665,950

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	21

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Minnesota — 1.7% continued
$8,000,000	5.250% due 1/1/26(b)	$8,531,040
7,750,000	5.250% due 1/1/32(b)	8,264,445
	Minneapolis, MN:
2,750,000	Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18(b)	3,087,948
410,000	Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13(c)(d)	490,233
	Minnesota State, GO:
7,400,000	5.250% due 8/1/18(b)	7,643,830
6,375,000	5.250% due 8/1/19(b)	6,585,056
	Total Minnesota	64,378,425
	Mississippi — 0.7%
1,700,000	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, 6.800% due 8/1/24(a)	1,706,494
3,000,000	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, 6.800% due 4/1/22	3,102,060
19,685,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	20,365,510
	Total Mississippi	25,174,064
	Missouri — 1.7%
	Boone County, MO, Hospital Revenue, Boone Hospital Center:
4,360,000	5.375% due 8/1/38	4,163,451
9,000,000	5.625% due 8/1/38	8,928,630
	Jefferson City, MO, School District, GO, Refunding & Improvement, Direct Deposit Project, MBIA:
1,000,000	5.000% due 3/1/20	1,058,840
1,640,000	5.000% due 3/1/22	1,712,636
	Kansas City, MO, IDA, Revenue, AMBAC:
2,105,000	5.000% due 12/1/17	2,289,924
4,500,000	5.000% due 12/1/20	4,709,880
1,750,000	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA, 5.000% due 9/1/19	1,821,838
	Missouri State HEFA Revenue:
1,000,000	BJC Health System, 5.000% due 5/15/21	1,011,270
	Lake Regional Health System Project:
1,200,000	5.125% due 2/15/18	1,188,024
2,000,000	5.600% due 2/15/25	1,980,860
2,100,000	Missouri State Housing Development Commission Single Family Mortgage Revenue, Homeownership Loan Program, GNMA/FNMA/FHLMC, 5.300% due 3/1/39(a)	1,917,888

See Notes to Financial Statements.

22	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Missouri — 1.7% continued
$5,000	Missouri State Housing Development Community Mortgage Revenue, GNMA/FNMA-Collateralized, 7.450% due 9/1/27(a)	$5,017
	North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, FSA:
1,000,000	5.000% due 11/15/23	1,029,880
900,000	5.000% due 11/15/24	927,315
10,345,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	10,397,449
1,000,000	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA, 5.250% due 9/1/22	1,045,690
1,500,000	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC, 5.000% due 3/1/24	1,547,910
19,000,000	St. Louis, MO, Airport Revenue, Airport Development Program, MBIA, 5.250% due 7/1/31(b)	20,448,180
	Total Missouri	66,184,682
	Montana — 0.9%
750,000	Forsyth, MT, PCR, Refunding, Northwestern Corp. Colstrip, AMBAC, 4.650% due 8/1/23	717,293
2,380,000	Montana State Board of Housing, Single Family Program, 5.500% due 12/1/39(h)	2,385,117
31,510,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19(a)	30,660,490
85,000	Montana State Board of Regents Revenue, MBIA, 10.000% due 11/15/08(c)	86,384
	Total Montana	33,849,284
	Nebraska — 0.6%
295,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10(c)	321,760
10,000,000	Nebraska Public Power District Revenue, FGIC, 5.000% due 1/1/41	9,810,600
9,970,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/23	10,221,842
2,710,000	Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC, 5.000% due 2/1/20	2,769,593
	Total Nebraska	23,123,795
	Nevada — 1.2%
11,365,000	Clark County, NV, Airport Revenue, AMBAC, 5.000% due 7/1/40	10,910,059
	Henderson, NV, Health Care Facility Revenue, Catholic West:
2,630,000	6.750% due 7/1/20(b)	2,869,435
370,000	6.750% due 7/1/20(b)	400,425

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	23

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Nevada — 1.2% continued
	Reno, NV, Hospital Revenue:
$10,000,000	Renown Regional Medical Center Project, 5.250% due 6/1/41	$8,927,000
	Washoe Medical Center, FSA:
11,850,000	5.500% due 6/1/39	11,919,915
7,500,000	5.250% due 6/1/40	7,307,175
5,000,000	Washoe County, NV, GO, Reno-Sparks Convention, FSA, 6.400% due 7/1/29(b)	5,293,550
	Total Nevada	47,627,559
	New Hampshire — 0.7%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	1,959,320
1,000,000	Healthcare System, Covenant Health, 6.125% due 7/1/31(b)	1,117,320
1,000,000	New Hampshire College, 7.500% due 1/1/31(b)	1,124,070
1,000,000	University Systems of New Hampshire, AMBAC, 5.375% due 7/1/20	1,068,610
	New Hampshire State HFA, Single-Family Mortgage Revenue:
5,920,000	5.550% due 7/1/33(h)	5,928,051
5,000,000	6.625% due 7/1/38(h)	5,311,600
11,490,000	5.750% due 7/1/40(a)	11,194,477
	Total New Hampshire	27,703,448
	New Jersey — 7.3%
1,500,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC, 5.000% due 1/1/25	1,536,840
870,000	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, MBIA, FHA, 5.650% due 1/1/15	871,636
	New Jersey Health Care Facilities Financing Authority Revenue:
2,280,000	Refunding & Improvement, FSA, 5.500% due 7/1/14	2,348,810
	Robert Wood Johnson University Hospital:
1,000,000	5.600% due 7/1/15	1,029,960
2,045,000	5.700% due 7/1/20	2,098,211
1,500,000	St. Peters University Hospital, 6.875% due 7/1/30	1,521,420
9,000,000	St. Peters University Hospital Obligation, 5.750% due 7/1/37	8,527,500
	Trinitas Hospital Obligation Group:
2,000,000	7.400% due 7/1/20(b)	2,206,840
13,050,000	5.250% due 7/1/30	10,907,843
	New Jersey State:
	EDA:
2,000,000	First Mortgage, Presbyterian, 6.375% due 11/1/31	1,912,540
30,450,000	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,243,222

See Notes to Financial Statements.

24	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 7.3% continued
$13,110,000	Revenue, Refunding, 6.875% due 1/1/37(a)	$12,812,796
11,030,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30(a)(e)	8,893,930
	EFA Revenue, Richard Stockton College:
5,000,000	5.125% due 7/1/28	5,005,350
8,000,000	5.375% due 7/1/38	8,002,400
	Higher Education Assistance Authority, Student Loan Revenue, Student Loan:
20,000,000	5.875% due 6/1/21(a)	19,971,200
81,400,000	6.125% due 6/1/30(a)	81,245,340
	Transportation Trust Fund Authority, Transportation Systems, MBIA:
2,000,000	6.000% due 12/15/19(b)	2,223,080
18,310,000	5.000% due 12/15/21(b)	19,778,462
	New Jersey, EDA:
1,000,000	Motor Vehicle Revenue, Motor Vehicle Surcharges, MBIA, 5.250% due 7/1/31	1,009,410
10,000,000	Revenue, Refunding, Gloucester Marine Project, 6.625% due 1/1/37	9,706,900
2,200,000	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,228,842
	Tobacco Settlement Financing Corp.:
5,000,000	6.750% due 6/1/39(b)	5,844,350
36,385,000	NJ, Asset-Backed Bonds, 5.750% due 6/1/32	39,550,495
	Total New Jersey	280,477,377
	New Mexico — 0.2%
1,830,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/24	1,884,534
6,670,000	New Mexico Mortgage Finance Authority, Single Family Mortgage, GNMA, FNMA, FHLMC, 5.850% due 7/1/39(a)	6,674,135
1,000,000	Santa Fe, NM, Gross Receipts Tax Revenue, FSA, 5.000% due 6/1/35	1,013,010
	Total New Mexico	9,571,679
	New York — 3.3%
2,000,000	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,038,100
	MTA of New York:
	Dedicated Tax Fund, FGIC:
5,130,000	5.250% due 11/15/23(b)	5,587,134
10,465,000	5.875% due 4/1/25(b)	11,117,388
7,500,000	Service Contract, Refunding, FGIC, 5.000% due 7/1/22	7,635,225

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	25

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	New York — 3.3% continued
$11,750,000	Nassau Health Care Corp., New York Health Systems Revenue, FSA, 5.500% due 8/1/19(b)	$12,340,085
	New York City, NY:
6,000,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30(b)	6,373,860
5,000,000	HDC, MFH Revenue, 5.100% due 11/1/24	5,141,550
	Health & Hospital Corp. Revenue, Health Systems:
2,190,000	5.000% due 2/15/15	2,327,401
4,000,000	5.500% due 2/15/23	4,164,280
	Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	6.000% due 6/15/33(b)	5,398,050
2,500,000	MBIA, 5.000% due 6/15/27	2,570,700
3,000,000	Unrefunded Balance, 6.000% due 6/15/33	3,207,600
	New York State Dormitory Authority:
	Lease Revenue:
3,500,000	School District Financing Program, MBIA, 5.750% due 10/1/22	3,795,155
	State University Dormitory Facilities:
250,000	6.000% due 7/1/14(b)	270,330
2,000,000	5.375% due 7/1/18(b)	2,203,060
	Revenue:
930,000	7.500% due 5/15/11	1,008,425
7,000,000	Court Facilities, City of New York Issue, AMBAC, 5.750% due 5/15/30(b)	7,522,900
2,660,000	Department of Education, 5.000% due 7/1/24	2,728,681
3,695,000	Maimonides Medical Center, MBIA, 5.000% due 8/1/24	3,803,300
10,000,000	State University Educational Facility, FSA, 5.500% due 5/15/30(b)	10,714,200
	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC:
2,305,000	5.400% due 4/1/17(b)	2,454,180
5,950,000	5.600% due 4/1/20(b)	6,353,470
3,000,000	New York State Urban Development Corp. Revenue, Personal Income Tax, FGIC, 5.500% due 3/15/21(b)	3,360,000
	Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project:
1,000,000	7.000% due 8/1/21	1,008,970
1,000,000	7.000% due 8/1/31	966,760
1,250,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19(a)	1,250,400

See Notes to Financial Statements.

26	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	New York — 3.3% continued
$5,715,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	$5,814,955
1,600,000	Tobacco Settlement Financing Corp., Callable Asset-Backed, AMBAC, 5.250% due 6/1/22	1,645,104
	Triborough Bridge & Tunnel Authority:
675,000	Convention Center Project, 7.250% due 1/1/10	699,833
3,000,000	GO, 5.500% due 1/1/30(b)	3,430,830
	Total New York	126,931,926
	North Carolina — 0.9%
	Charlotte, NC, Governmental Facilities Projects, COP:
3,500,000	5.250% due 6/1/23	3,644,060
3,000,000	5.000% due 6/1/24	3,070,920
1,145,000	Dare County, NC, COP, AMBAC, 5.375% due 6/1/15	1,226,410
6,295,000	Harnett County, COP, FSA, 5.000% due 12/1/27	6,487,186
	North Carolina Eastern Municipal Power Agency, Power System Revenue:
2,500,000	6.700% due 1/1/19	2,601,550
1,310,000	6.000% due 1/1/26(b)	1,553,097
1,700,000	Refunding Bonds, ACA/CBI, 5.750% due 1/1/24	1,726,027
14,500,000	North Carolina State, Public Improvement, GO, 5.000% due 3/1/18(b)	15,735,255
	Total North Carolina	36,044,505
	North Dakota — 0.0%
850,000	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA, 5.250% due 5/1/13	851,046
	Ohio — 5.5%
2,550,000	Avon Lake, OH, City School District, FGIC, 5.500% due 12/1/26(b)	2,714,475
	Canton, OH, City School District, GO, Various Purpose Improvement Bonds, MBIA:
6,000,000	5.500% due 12/1/20(b)(d)	6,446,940
5,500,000	5.625% due 12/1/23(b)	5,924,655
4,000,000	Cincinnati, OH, City School District, COP, School Improvement Project, FSA, 5.000% due 12/15/32	4,059,320
	Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, AMBAC:
3,415,000	5.625% due 9/1/16	3,455,024
1,000,000	5.625% due 9/1/21	1,011,720
	Cleveland, OH:
1,210,000	State University, FGIC, 5.000% due 6/1/19	1,259,453

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	27

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Ohio — 5.5% continued
	Waterworks Revenue, First Mortgage, MBIA, Unrefunded Balance:
$20,000	5.625% due 1/1/13	$20,042
15,000	5.700% due 1/1/14	15,026
	Cuyahoga County, OH:
3,000,000	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,099,060
	Hospital Revenue:
1,000,000	Refunding & Improvement, MetroHealth Systems Project, MBIA, 5.625% due 2/15/17	1,011,530
5,935,000	Refunding MetroHealth System, MBIA, 5.250% due 2/15/19	6,002,481
	University Hospitals Health System Inc., AMBAC:
2,500,000	5.400% due 1/15/19(b)	2,600,700
9,000,000	5.500% due 1/15/30(b)	9,370,170
3,290,000	Erie County, OH, Garbage Refuse Landfill Improvement, FSA, 5.250% due 12/1/24	3,462,692
1,000,000	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA-Collateralized, 5.900% due 6/20/39	1,019,940
850,000	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA, 6.600% due 8/1/25	850,144
350,000	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, 7.125% due 5/15/25	297,325
5,400,000	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC, 5.625% due 12/1/25(b)	5,868,504
	Hamilton County, OH:
2,515,000	Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC, 5.000% due 5/15/24	2,367,395
	Sales Tax Revenue, AMBAC:
640,000	5.250% due 12/1/18	661,952
2,880,000	5.250% due 12/1/19(b)	3,072,297
730,000	5.250% due 12/1/19	753,448
2,570,000	5.250% due 12/1/32	2,585,960
2,000,000	Lakewood, OH, GO, AMBAC, 5.250% due 12/1/21(b)	2,177,320
	Lorain County, OH, Hospital Revenue:
1,000,000	Catholic Healthcare, 5.500% due 10/1/17	1,038,320
10,000,000	Catholic Healthcare Partners, 5.000% due 2/1/29	10,121,900
	Lucas County, OH, Hospital Revenue:
10,000,000	Promedica Healthcare, 5.125% due 11/15/40	9,483,300
	Promedica Healthcare Obligation Group, AMBAC:
10,000,000	5.375% due 11/15/23	10,045,600

See Notes to Financial Statements.

28	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Ohio — 5.5% continued
$19,550,000	5.375% due 11/15/29	$19,244,629
	Mason, OH, COP, Municipal Facilities Project, MBIA:
1,025,000	5.000% due 12/1/17	1,063,386
1,075,000	5.000% due 12/1/18	1,111,281
1,080,000	5.000% due 12/1/19	1,112,465
2,890,000	New Albany Plain, OH, Local School District, FGIC, 5.000% due 12/1/25	2,929,131
	New Albany, OH, Community Authority, Community Facilities Revenue, AMBAC:
2,700,000	5.125% due 10/1/21	2,791,989
5,500,000	5.200% due 10/1/24	5,682,490
	Ohio State:
	Higher Educational Facility Commission Revenue:
6,000,000	Oberlin College Project, 5.125% due 10/1/24	6,223,320
	University of Dayton Project, AMBAC:
3,380,000	5.500% due 12/1/25(b)	3,652,394
11,710,000	5.500% due 12/1/30(b)	12,653,709
	Water Development Authority Revenue:
2,390,000	Fresh Water Improvement, 5.000% due 12/1/25(b)	2,640,281
2,235,000	Refunding, Safe Water Service, 9.375% due 12/1/10(c)	2,362,149
7,410,000	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30(b)	8,071,639
28,500,000	University of Akron, General Receipts, FSA, 5.000% due 1/1/38	28,879,620
	University of Cincinnati, OH, General Receipts, FGIC:
2,000,000	5.000% due 6/1/20	2,038,780
2,500,000	5.000% due 6/1/21	2,539,000
3,250,000	Warrensville Heights, OH, City School District, GO, School Improvement, FGIC, 5.750% due 12/1/24(b)	3,529,597
	Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC:
2,000,000	5.125% due 12/1/24(b)	2,159,820
3,000,000	State Aid Withholding, 5.125% due 12/1/21(b)	3,239,730
	Total Ohio	212,722,103
	Oklahoma — 0.3%
1,500,000	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC, 5.000% due 7/1/23	1,545,225
	Tulsa, OK:
	GO:
2,100,000	5.000% due 3/1/18	2,142,021

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	29

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Oklahoma — 0.3% continued
$2,100,000	5.000% due 3/1/19	$2,137,422
2,000,000	5.000% due 3/1/20	2,031,000
3,490,000	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	3,857,357
1,000,000	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,001,380
	Total Oklahoma	12,714,405
	Oregon — 1.6%
	Clackamas County, OR:
	Hospital Facilities Authority Revenue:
8,000,000	Legacy Health System, 5.250% due 5/1/21	8,129,680
2,000,000	Refunding, Legacy Health System, 5.750% due 5/1/15	2,105,320
6,665,000	School District No. 007J, Lake Oswego, GO, MBIA, 5.000% due 6/1/22(b)	7,123,752
2,700,000	Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC, 5.375% due 1/1/35	2,679,102
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	Merle West Medical Center, 6.250% due 9/1/31(b)	713,531
375,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	375,315
	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	5.250% due 10/1/16	1,070,690
1,000,000	5.250% due 10/1/20	1,040,520
	Oregon State:
	Department of Administrative Services:
4,000,000	FGIC, 5.000% due 11/1/32	4,018,360
2,000,000	Lottery Revenue, FSA, 5.500% due 4/1/18(b)	2,196,740
3,000,000	Department of Transportation, Highway User Tax Revenue, 5.125% due 11/15/26(b)	3,296,730
3,700,000	Facilities Authority Revenue, Willamette University Project, 5.000% due 10/1/27	3,740,219
3,985,000	GO, Veterans Welfare, 5.375% due 12/1/31	3,992,253
2,330,000	Housing & Community Services Department Mortgage Revenue, 4.800% due 7/1/32(a)	1,998,814
770,000	Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22(a)	775,867
2,885,000	Portland, OR, Community College District, 5.000% due 6/1/18(b)	3,079,622
3,500,000	Portland, OR, Sewer Systems Revenue, 5.000% due 6/15/33	3,548,405
1,000,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21(a)	1,023,850

See Notes to Financial Statements.

30	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Oregon — 1.6% continued
	Washington County, OR, GO:
$4,330,000	5.000% due 6/1/21(b)	$4,622,102
6,490,000	5.125% due 6/1/23(b)	6,949,167
	Total Oregon	62,480,039
	Pennsylvania — 2.2%
	Dauphin County, PA:
1,500,000	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,291,260
2,400,000	IDA, Dauphin Consolidated Water Supply Co., 6.900% due 6/1/24(a)	2,834,640
8,000,000	Erie, PA, Water Authority Revenue, FSA, 5.000% due 12/1/43	7,933,840
2,005,000	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25(b)	2,236,277
1,150,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31(b)	1,266,276
1,000,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,007,360
5,500,000	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,531,240
1,000,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	999,940
1,605,000	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA, 5.000% due 10/1/19	1,673,951
	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue:
5,000,000	5.400% due 10/1/33(h)	5,002,950
6,500,000	5.500% due 10/1/34(a)	6,288,360
12,000,000	5.450% due 10/1/38(h)	12,015,600
3,000,000	Pennsylvania State, Turnpike Commission Revenue, 5.250% due 6/1/36	3,008,820
	Pennsylvania State Higher EFA Revenue:
985,000	Student Association Inc. Project, 6.750% due 9/1/32	1,004,237
1,000,000	UPMC Health Systems, 6.000% due 1/15/31	1,045,200
	Philadelphia, PA:
5,365,000	Gas Works Revenue, General Ordinance, AMBAC, 5.000% due 10/1/20	5,570,962
1,025,000	Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19(c)	1,233,885
11,600,000	School District, GO, FSA, State Aid Withholding, 5.750% due 2/1/30(b)	12,546,328

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	31

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 2.2% continued
$10,000,000	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA, 5.250% due 6/1/24(b)	$11,052,300
	Total Pennsylvania	83,543,426
	Puerto Rico — 1.4%
	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue:
405,000	10.250% due 7/1/09(c)	423,594
50,000,000	5.125% due 7/1/47	50,322,500
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,001,090
200,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26(a)	116,196
	Total Puerto Rico	51,863,380
	Rhode Island — 0.4%
3,270,000	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC, 5.000% due 4/1/24	3,326,669
3,900,000	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, 6.125% due 11/15/18	3,987,711
	Rhode Island State Economic Development Corp.:
3,000,000	Airport Revenue, FGIC, 6.000% due 7/1/28(b)	3,238,320
3,400,000	Revenue, Providence Plaza Mall, Senior Notes, Radian, 6.125% due 7/1/20	3,590,672
	Total Rhode Island	14,143,372
	South Carolina — 1.5%
350,000	Charleston County, SC, GO, Refunding & Capital Improvement, Unrefunded Balance, 5.250% due 5/1/21	356,643
	Greenville County, SC, School District Installment Purchase:
7,195,000	Refunding, Building Equity Sooner for Tomorrow, 6.000% due 12/1/20(b)	8,198,199
9,860,000	Revenue, Refunding, Building Equity Sooner Tomorrow, 5.875% due 12/1/19(b)	11,185,776
	Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	Refunding Bonds, FGIC, 6.750% due 1/1/20(c)	701,261
670,000	Unrefunded Balance, 6.750% due 1/1/20	757,368
1,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23(a)	945,250
2,470,000	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, MBIA, 5.250% due 4/1/26	2,502,480
	South Carolina Transportation Infrastructure Bank Revenue:
27,500,000	AMBAC, 5.125% due 10/1/31(b)	29,674,150

See Notes to Financial Statements.

32	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	South Carolina — 1.5% continued
$3,960,000	Refunding, AMBAC, 5.000% due 10/1/23	$4,047,397
	Total South Carolina	58,368,524
	South Dakota — 0.2%
	South Dakota State, HEFA Revenue, Avera Health:
3,500,000	5.500% due 7/1/35	3,432,345
3,000,000	5.250% due 7/1/38	2,819,460
	Total South Dakota	6,251,805
	Tennessee — 3.6%
18,000,000	Chattanooga, TN, IDB Lease, Rent Revenue, AMBAC, 5.625% due 10/1/30(b)	19,175,400
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	1,755,100
9,095,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	9,190,497
	Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC:
5,665,000	5.125% due 11/1/21(b)	6,208,727
6,915,000	5.125% due 11/1/22(b)	7,578,702
	Tennessee Energy Acquisition Corp., Gas Revenue:
7,000,000	5.000% due 2/1/22	6,454,770
25,100,000	5.250% due 9/1/22	23,761,417
1,100,000	5.000% due 2/1/23	1,006,379
10,000,000	5.250% due 9/1/23	9,381,000
9,000,000	5.250% due 9/1/26	8,255,970
26,500,000	5.000% due 2/1/27	23,418,845
11,370,000	Tennessee HDA, Mortgage Finance Program, 5.200% due 7/1/23	11,378,755
7,300,000	Tennessee State, School Board Authority, Higher Educational Facilities, Second Program, 5.625% due 5/1/30(b)	7,736,686
	Williamson County, TN, GO, Refunding:
1,500,000	5.000% due 3/1/18	1,555,050
1,895,000	Rural School, 5.000% due 3/1/18	1,964,546
	Total Tennessee	138,821,844
	Texas — 7.8%
2,250,000	Austin, TX, Convention Enterprises Inc., Convention Center, First Tier, 6.700% due 1/1/32(b)	2,472,795
	Bexar County, TX:
1,500,000	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32(b)	1,704,345
	Housing Finance Corp., MFH Revenue:
1,450,000	New Light Village, GNMA-Collateralized, 5.900% due 2/20/38	1,461,296

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	33

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 7.8% continued
$1,000,000	Waters at Northern Hills Apartments, MBIA, 6.050% due 8/1/36	$935,380
23,950,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33(a)(f)	23,598,653
	Brazos River, TX, Harbor Navigation District:
4,000,000	BASF Corp. Project, 6.750% due 2/1/10	4,219,400
	Brazoria County Environmental, Dow Chemical Co. Project:
95,500,000	5.950% due 5/15/33(a)(e)	88,691,805
5,000,000	6.625% due 5/15/33(a)	5,090,950
	Dallas-Fort Worth, TX:
4,970,000	International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35(a)	2,977,179
3,000,000	International Airport Revenue, MBIA, 6.100% due 11/1/24(a)	3,018,000
	El Paso County, TX, Housing Finance Corp., MFH Revenue:
3,000,000	American Village Communities, 6.375% due 12/1/32	3,023,520
2,390,000	La Plaza Apartments, 6.750% due 7/1/30	2,409,024
	Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,900,000	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,001,517
10,000	Single-Family Mortgage Revenue, Capital Appreciation, zero coupon bond to yield 8.192% due 6/1/21(a)	3,562
1,775,000	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project, 5.500% due 5/1/15	1,793,602
4,235,000	Garza County, TX, Public Facility Corp., Project Revenue, 5.750% due 10/1/25	4,198,452
5,000,000	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28(a)	5,190,400
31,000,000	Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32(h)	30,375,040
	Harris County, TX, Health Facilities Development Corp.:
2,410,000	Hospital, Texas Children’s Hospital Project, Revenue, 5.375% due 10/1/16(c)	2,504,617
2,000,000	School Health Care System, Revenue, 5.750% due 7/1/27(c)	2,316,040
115,000	Keller, TX, ISD, GO, Unrefunded Balance, Refunding, PSF-GTD, 5.250% due 8/15/22	118,989
1,000,000	Midland County, TX, Hospital District Revenue, Refunding, AMBAC, 5.375% due 6/1/16	1,001,410
2,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 7.875% due 11/15/26(b)	2,324,620
60,000,000	North Texas Tollway Authority Revenue, 5.750% due 1/1/33	58,386,600
55,000	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	58,065

See Notes to Financial Statements.

34	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 7.8% continued
$994,000	Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized, 6.650% due 7/20/42	$1,035,241
1,550,000	Paris, TX, Water & Sewer Revenue, FGIC, 5.375% due 6/15/20	1,575,761
	SA Energy Acquisition, PFC, TX, Gas Supply Revenue:
21,000,000	5.500% due 8/1/23	20,396,040
2,000,000	5.500% due 8/1/25	1,923,280
17,595,000	5.500% due 8/1/26	16,734,253
2,500,000	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30(b)	2,770,600
10,000	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,533
3,235,000	Willacy County, TX, Local Government Corp. Revenue, Refunding Project, 6.000% due 9/1/10	3,239,788
	Total Texas	299,554,757
	U.S. Virgin Islands — 0.2%
	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA:
1,000,000	6.000% due 12/1/24	988,660
2,790,000	6.250% due 12/1/29	2,735,065
	Virgin Islands HFA:
170,000	Single-Family Mortgage Revenue, GNMA-Collateralized, 6.500% due 3/1/25(a)	170,770
90,000	Single-Family Revenue, GNMA Mortgage-Backed Securities Program, GNMA-Collateralized, 6.450% due 3/1/16(a)	89,746
	Virgin Islands PFA Revenue:
2,000,000	Senior Lien, ACA/CBI, 5.500% due 10/1/18	2,019,780
500,000	Subordinated Lien, 6.000% due 10/1/22	505,175
1,000,000	Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,011,130
	Total U.S. Virgin Islands	7,520,326
	Utah — 0.0%
775,000	Provo, UT, Electric Revenue, 10.125% due 4/1/15(c)	972,896
625,000	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10(c)	672,163
	Total Utah	1,645,059
	Vermont — 0.1%
	Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
2,650,000	5.500% due 9/1/28(b)	2,953,716
1,750,000	5.500% due 9/1/33(b)	1,950,568
	Total Vermont	4,904,284

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	35

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Virginia — 0.2%
$4,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.875% due 6/1/17	$4,181,800
190,000	Fairfax County, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA, 5.900% due 6/15/17	192,102
1,460,000	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, 5.100% due 5/1/25	1,494,485
	Total Virginia	5,868,387
	Washington — 0.2%
5,000,000	King County, WA, Public Hospital District Number 1, GO, 5.250% due 12/1/37	4,970,000
2,865,000	Port Longview, WA, Revenue, Refunding Bonds, 6.250% due 12/1/18(a)	2,920,466
250,000	Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC/TCRS, 7.125% due 7/1/16	298,688
	Total Washington	8,189,154
	West Virginia — 0.0%
720,000	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC, 9.250% due 11/1/11(c)	801,569
	Wisconsin — 0.6%
3,275,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21(a)	3,373,970
	Wisconsin Housing & EDA, Home Ownership Revenue:
4,360,000	5.625% due 3/1/31(a)	4,264,778
12,000,000	4.950% due 9/1/31(a)	10,199,160
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Healthcare Inc., 6.000% due 7/1/30	1,010,740
1,750,000	Aurora Health Care, 6.400% due 4/15/33	1,782,637
1,875,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,900,819
1,000,000	Medical College of Wisconsin Inc. Project, MBIA, 5.400% due 12/1/16	1,007,860
	Total Wisconsin	23,539,964
	Wyoming — 0.8%
	Wyoming CDA, Housing Revenue:
12,420,000	5.500% due 12/1/33(h)	12,351,690
17,020,000	5.625% due 12/1/38(h)	16,971,663
	Total Wyoming	29,323,353
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $3,707,904,276)	3,779,353,782

See Notes to Financial Statements.

36	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 2.9%
	California — 0.0%
$600,000	Corona-Norca, CA, USD, COP, FSA, SPA-Dexia Credit Local, 3.000%, 9/4/08(g)	$600,000
	Florida — 0.1%
3,000,000	Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center, LOC-Bank of America N.A., 2.450%, 9/2/08(g)	3,000,000
300,000	Orlando & Orange County, FL, Expressway Authority, Revenue, FSA, SPA-Dexia Credit Local, 1.950%, 9/4/08(g)	300,000
	Total Florida	3,300,000
	Illinois — 0.8%
13,700,000	Chicago, IL, Board of Education, GO, SPA-Depfa Bank PLC, 2.550%, 9/2/08(g)	13,700,000
17,500,000	Illinois Finance Authority Revenue, Resurrection Health, LOC-JPMorgan Chase, 2.650%, 9/2/08(g)	17,500,000
	Total Illinois	31,200,000
	Maryland — 0.4%
9,000,000	Maryland State Economic Development Corp., Revenue, Howard Hughes Medical, 1.600%, 9/3/08(g)	9,000,000
4,100,000	Maryland State Stadium Authority Sports Facilities Lease, Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local, 1.900%, 9/4/08(g)	4,100,000
	Total Maryland	13,100,000
	Michigan — 0.0%
100,000	University of Michigan Revenue, 2.120%, 9/2/08(g)	100,000
	Nevada — 0.1%
4,355,000	Clark County School District, FSA, SPA-State Street Bank & Trust Co., 2.600%, 9/2/08(g)	4,355,000
	New Hampshire — 0.1%
4,120,000	New Hampshire HEFA Revenue, Refunding, Dartmouth College, SPA-JPMorgan Chase, 2.550%, 9/2/08(g)	4,120,000
	New Jersey — 0.0%
700,000	New Jersey State EFA Revenue, Institute of Advanced Study, SPA-Wachovia Bank N.A., 1.800%, 9/3/08(g)	700,000
	New York — 0.2%
2,100,000	Long Island Power Authority, NY, Electric System Revenue, FSA, SPA-Dexia Credit Local, 2.100%, 9/5/08(g)	2,100,000
4,000,000	New York City, NY, GO, LOC-Morgan Guaranty Trust, 2.200%, 9/2/08(g)	4,000,000
	Total New York	6,100,000
	North Carolina — 0.1%
3,600,000	North Carolina State, GO, Public Improvement, SPA-Landesbank Hessen-Thurgin, 1.600%, 9/3/08(g)	3,600,000

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	37

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 0.3%
$12,700,000	Pittsburgh, PA, Water & Sewer Authority System Revenue, FSA, SPA-JPMorgan Chase Bank, 1.880%, 9/4/08(g)	$12,700,000
	South Carolina — 0.2%
4,200,000	Charleston County, SC, Hospital Facilities Revenue, CareAlliance Health Services, LOC-Bank of America, 2.500%, 9/2/08(g)	4,200,000
4,000,000	Piedmont, SC, Municipal Power Agency, Electric Revenue, SPA-Dexia Credit Local, 1.850%, 9/4/08(g)	4,000,000
	Total South Carolina	8,200,000
	Tennessee — 0.3%
4,100,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc., LOC-Bank of America N.A., 2.450%, 9/2/08(g)	4,100,000
5,800,000	Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennesse County Loan Pool, LOC-Bank of America N.A., 2.450%, 9/2/08(g)	5,800,000
	Total Tennessee	9,900,000
	Texas — 0.2%
6,900,000	Houston, TX, Utility System Revenue, Refunding, First Lien, LOC-Bank of America N.A., Bank of New York, Dexia Credit Local, State Street Bank & Trust Co., 1.800%, 9/4/08(g)	6,900,000
	Virginia — 0.1%
1,100,000	Charlottesville, VA, IDA, Educational Facilities Revenue, University of Virginia Foundation Project, LOC-Wachovia Bank NA, 1.850%, 9/4/08(g)	1,100,000
3,700,000	Virginia Commonwealth University, LOC-Wachovia Bank NA, AMBAC, 2.450%, 9/2/08(g)	3,700,000
	Total Virginia	4,800,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $109,675,000)	109,675,000
	TOTAL INVESTMENTS — 101.2% (Cost — $3,817,579,276#)	3,889,028,782
	Liabilities in Excess of Other Assets — (1.2)%	(45,674,792)
	TOTAL NET ASSETS — 100.0%	$3,843,353,990

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Financial Statements.

38	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(h)	Security is issued on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	—Association of Bay Area Governor
ACA	—American Capital Assurance — Insured Bonds
AMBAC	—Ambac Assurance Corporation — Insured Bonds
CBI	—Certificate of Bond Insurance
CDA	—Community Development Authority
COP	—Certificate of Participation
DFA	—Development Finance Agency
EDA	—Economic Development Authority
EFA	—Educational Facilities Authority
FGIC	—Financial Guaranty Insurance Company — Insured Bonds
FHA	—Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FSA	—Financial Security Assurance — Insured Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Housing Development Agency
HDC	—Housing Development Corporation
HEFA	—Health & Educational Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Board
IDR	—Industrial Development Revenue
IFA	—Industrial Finance Agency
ISD	—Independent School District
LIQ	—Liquidity Facility
LOC	—Letter of Credit
MBIA	—Municipal Bond Investors Assurance Corporation — Insured Bonds
MFH	—Multi—Family Housing
MTA	—Metropolitan Transportation Authority
PCR	—Pollution Control Revenue
PFA	—Public Facilities Authority
PFC	—Public Facilities Corporation
PSF	—Permanent School Fund
PSFG	—Permanent School Fund Guaranty
Q-SBLF	—Qualified School Board Loan Fund
RDA	—Redevelopment Agency
Radian	—Radian Asset Assurance
SPA	—Standby Bond Purchase Agreement — Insured Bonds
TCRS	—Transferable Custodial Receipts
TOB	—Tender Option Bonds Structure
USD	—Unified School District
VHA	—Veterans Health Administration

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	39

Schedule of investments (unaudited) continued

August 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

SUMMARY OF INVESTMENTS BY INDUSTRY*
Pre-refunded/Escrowed to maturity	22.3%
Hospitals	20.2
Industrial development	11.5
Education	7.8
Electric	7.2
Housing	6.4
Transportation	6.2
Special tax	4.2
Other revenue	3.5
Leasing	3.0
Water & sewer	2.9
Local general obligation	1.5
Resource recovery	1.5
State general obligation	0.7
General obligation	0.5
Utilities	0.3
Public facilities	0.3
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2008 and are subject to change.

RATINGS TABLE† (unaudited)
S&P/Moody’s/Fitch‡
AAA/Aaa	28.9%
AA/Aa	35.2
A	18.7
BBB/Baa	8.2
BB/Ba	0.8
B/B	0.3
CCC/Caa	0.7
A-1/VMIG1/F1	2.8
NR	4.4
100.0%

†	As a percent of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 41 and 42 for definitions of ratings.

See Notes to Financial Statements.

40	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	41

Bond ratings (unaudited) continued

B	—	Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

42	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2008

ASSETS:
Investments, at value (Cost — $3,817,579,276)	$3,889,028,782
Cash	38,140
Interest receivable	47,805,087
Receivable for Fund shares sold	34,200,856
Receivable for securities sold	7,461,779
Receivable from broker — variation margin on open futures contracts	2,959,734
Prepaid expenses	117,538
Total Assets	3,981,611,916
LIABILITIES:
Payable for securities purchased	125,749,888
Distributions payable	6,321,858
Payable for Fund shares repurchased	3,496,092
Investment management fee payable	1,466,446
Distribution fees payable	701,891
Trustees’ fees payable	159,157
Accrued expenses	362,594
Total Liabilities	138,257,926
TOTAL NET ASSETS	$3,843,353,990
NET ASSETS:
Par value (Note 7)	$2,486
Paid-in capital in excess of par value	3,915,256,666
Undistributed net investment income	2,070,796
Accumulated net realized loss on investments and futures contracts	(146,568,800)
Net unrealized appreciation on investments and futures contracts	72,592,842
TOTAL NET ASSETS	$3,843,353,990
Shares Outstanding:
Class 1	2,444,221
Class A	205,280,683
Class B	9,556,331
Class C	25,105,377
Class I	6,196,331
Net Asset Value:
Class 1 (and redemption price)	$15.41
Class A (and redemption price)	$15.46
Class B*	$15.48
Class C*	$15.47
Class I (and redemption price)	$15.48
Maximum Public Offering Price Per Share:
Class 1 (based on maximum initial sales charge of 4.75%)	$16.18
Class A (based on maximum initial sales charge of 4.25%)	$16.15

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 4.50% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	43

Statement of operations (unaudited)

For the Six Months Ended August 31, 2008

INVESTMENT INCOME:
Interest	$92,427,057
EXPENSES:
Investment management fee (Note 3)	8,206,705
Distribution fees (Notes 3 and 5)	3,841,322
Transfer agent fees (Note 5)	378,789
Legal fees	261,760
Shareholder reports (Note 5)	62,970
Registration fees	55,808
Audit and tax	43,660
Trustees’ fees	37,961
Insurance	21,799
Custody fees	10,432
Miscellaneous expenses	6,467
Total Expenses	12,927,673
Less: Fee waivers and/or expense reimbursements (Note 3)	(64,375)
Net Expenses	12,863,298
NET INVESTMENT INCOME	79,563,759
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	45,740,344
Futures contracts	(9,528,454)
Net Realized Gain	36,211,890
Change in Net Unrealized Appreciation/Depreciation From:
Investments	33,848,158
Futures contracts	4,500,096
Change in Net Unrealized Appreciation/Depreciation	38,348,254
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS	74,560,144
INCREASE IN NET ASSETS FROM OPERATIONS	$154,123,903

See Notes to Financial Statements.

44	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (unaudited) AND THE YEAR ENDED FEBRUARY 29, 2008	August 31	February 29
OPERATIONS:
Net investment income	$79,563,759	$138,809,978
Net realized gain	36,211,890	36,704,320
Change in net unrealized appreciation/depreciation	38,348,254	(161,725,723)
Increase in Net Assets From Operations	154,123,903	13,788,575
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(79,261,619)	(138,355,210)
Decrease in Net Assets From Distributions to Shareholders	(79,261,619)	(138,355,210)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	824,658,208	553,219,930
Reinvestment of distributions	45,253,026	78,310,685
Cost of shares repurchased	(219,974,421)	(540,998,030)
Net assets of shares issued in connection with merger (Note 8)	—	29,849,015
Increase in Net Assets From Fund Share Transactions	649,936,813	120,381,600
INCREASE (DECREASE) IN NET ASSETS	724,799,097	(4,185,035)
NET ASSETS:
Beginning of period	3,118,554,893	3,122,739,928
End of period*	$3,843,353,990	$3,118,554,893
* Includes undistributed net investment income of:	$2,070,796	$1,768,656

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	45

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2008[2]	2008[3]	2007[4]	2006[4]	2005[4]	2004[4,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.03	$15.62	$15.34	$15.52	$15.83	$15.42
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.37	0.72	0.69	0.67	0.69	0.71
Net realized and unrealized gain (loss)	0.38	(0.59)	0.28	(0.19)	(0.31)	0.40
Total income from operations	0.75	0.13	0.97	0.48	0.38	1.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.72)	(0.69)	(0.66)	(0.69)	(0.70)
Total distributions	(0.37)	(0.72)	(0.69)	(0.66)	(0.69)	(0.70)
NET ASSET VALUE, END OF PERIOD	$15.41	$15.03	$15.62	$15.34	$15.52	$15.83
Total return[6]	4.99%	0.77%	6.46%	3.17%	2.52%[7]	7.38%
NET ASSETS, END OF PERIOD (MILLIONS)	$38	$39	$44	$47	$52	$57
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.67%[8]	0.69%	0.69%[9]	0.74%	0.75%	0.71%
Gross expenses, excluding interest expense	0.67 [8]	0.69	0.69 [9]	0.74	0.75	0.71
Net expenses	0.51 [8,10,11]	0.56 [10,11,12]	0.68 [9,10]	0.74 [10]	0.74 [10]	0.71
Net expenses, excluding interest expense	0.51 [8,10,11]	0.55 [10,11,12]	0.68 [9,10]	0.74 [10]	0.74 [10]	0.71
Net investment income	4.73 [8]	4.63	4.47	4.37	4.47	4.55
PORTFOLIO TURNOVER RATE	42%	32%	24%	4%	8%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2008 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	For the year ended February 29, 2004.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.45%.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective July 27, 2007, management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.15% lower than Class A shares’ total annual operating expenses.

[12]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

46	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2008[3]	2007[4]	2006[4]	2005[4]	2004[4,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.07	$15.67	$15.39	$15.57	$15.88	$15.47
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.36	0.70	0.69	0.68	0.70	0.72
Net realized and unrealized gain (loss)	0.39	(0.60)	0.28	(0.19)	(0.31)	0.40
Total income from operations	0.75	0.10	0.97	0.49	0.39	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.70)	(0.69)	(0.67)	(0.70)	(0.71)
Total distributions	(0.36)	(0.70)	(0.69)	(0.67)	(0.70)	(0.71)
NET ASSET VALUE, END OF PERIOD	$15.46	$15.07	$15.67	$15.39	$15.57	$15.88
Total return[6]	4.97%	0.60%	6.43%	3.22%	2.56%[7]	7.40%
NET ASSETS, END OF PERIOD (MILLIONS)	$3,173	$2,635	$2,607	$1,904	$1,995	$2,011
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.66%[8]	0.69%	0.71%[9]	0.71%	0.70%	0.68%
Gross expenses, excluding interest expense	0.66 [8]	0.68	0.71 [9]	0.71	0.70	0.68
Net expenses	0.66 [8,10,11]	0.67 [10,11,12]	0.70 [9,10,11]	0.71 [10]	0.69 [10]	0.68
Net expenses, excluding interest expense	0.66 [8,10,11]	0.66 [10,11,12]	0.70 [9,10,11]	0.71 [10]	0.69 [10]	0.68
Net investment income	4.57 [8]	4.51	4.45	4.40	4.52	4.58
PORTFOLIO TURNOVER RATE	42%	32%	24%	4%	8%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2008 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	For the year ended February 29, 2004.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.49%.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.69%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.67% of average net assets for Class A until July 1, 2008.

[12]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	47

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2008[3]	2007[4]	2006[4]	2005[4]	2004[4,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.09	$15.69	$15.41	$15.58	$15.89	$15.48
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.32	0.62	0.61	0.60	0.62	0.63
Net realized and unrealized gain (loss)	0.39	(0.60)	0.28	(0.18)	(0.31)	0.41
Total income from operations	0.71	0.02	0.89	0.42	0.31	1.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.62)	(0.61)	(0.59)	(0.62)	(0.63)
Total distributions	(0.32)	(0.62)	(0.61)	(0.59)	(0.62)	(0.63)
NET ASSET VALUE, END OF PERIOD	$15.48	$15.09	$15.69	$15.41	$15.58	$15.89
Total return[6]	4.69%	0.09%	5.88%	2.74%	2.01%[7]	6.83%
NET ASSETS, END OF PERIOD (MILLIONS)	$148	$153	$206	$234	$339	$479
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.21%[8]	1.23%	1.23%[9]	1.23%	1.22%	1.20%
Gross expenses, excluding interest expense	1.21 [8]	1.23	1.23 [9]	1.23	1.22	1.20
Net expenses	1.19 [8,10,11]	1.18 [10,11,12]	1.21 [9,10,11]	1.23 [10]	1.21 [10]	1.20
Net expenses, excluding interest expense	1.19 [8,10,11]	1.18 [10,11,12]	1.21 [9,10,11]	1.23 [10]	1.21 [10]	1.20
Net investment income	4.05 [8]	4.00	3.93	3.87	4.00	4.06
PORTFOLIO TURNOVER RATE	42%	32%	24%	4%	8%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2008 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	For the year ended February 29, 2004.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.95%.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.21%.and 1.20%, respectively.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 1.18% of average net assets for Class B until July 1, 2008.

[12]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

48	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2008[3]	2007[4]		2006[4]	2005[4]	2004[4,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.08	$15.68	$15.40		$15.57	$15.88	$15.47
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.31	0.61	0.61		0.59	0.62	0.63
Net realized and unrealized gain (loss)	0.40	(0.60)	0.28		(0.18)	(0.32)	0.40
Total income from operations	0.71	0.01	0.89		0.41	0.30	1.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.61)	(0.61)		(0.58)	(0.61)	(0.62)
Total distributions	(0.32)	(0.61)	(0.61)		(0.58)	(0.61)	(0.62)
NET ASSET VALUE, END OF PERIOD	$15.47	$15.08	$15.68		$15.40	$15.57	$15.88
Total return[6]	4.68%	0.04%	5.87%		2.72%	1.97%[7]	6.80%
NET ASSETS, END OF PERIOD (MILLIONS)	$388	$251	$241		$164	$182	$196
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.20%[8]	1.23%	1.24	%9	1.26%	1.25%	1.24%
Gross expenses, excluding interest expense	1.20 [8]	1.23	1.24	[9]	1.26	1.25	1.24
Net expenses	1.20 [8]	1.23 [10,11]	1.23	[9,10]	1.26 [10]	1.24 [10]	1.24
Net expenses, excluding interest expense	1.20 [8]	1.23 [10,11]	1.23	[9,10]	1.26 [10]	1.24 [10]	1.24
Net investment income	4.01 [8]	3.95	3.92		3.85	3.97	4.02
PORTFOLIO TURNOVER RATE	42%	32%	24%		4%	8%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2008 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	For the year ended February 29, 2004.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.90%.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.22%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	49

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2008[3]	2007[4]	2006[4]	2005[4]	2004[4,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.09	$15.69	$15.41	$15.59	$15.90	$15.48
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.37	0.72	0.71	0.71	0.72	0.75
Net realized and unrealized gain (loss)	0.39	(0.59)	0.29	(0.19)	(0.30)	0.41
Total income from operations	0.76	0.13	1.00	0.52	0.42	1.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.73)	(0.72)	(0.70)	(0.73)	(0.74)
Total distributions	(0.37)	(0.73)	(0.72)	(0.70)	(0.73)	(0.74)
NET ASSET VALUE, END OF PERIOD	$15.48	$15.09	$15.69	$15.41	$15.59	$15.90
Total return[6]	5.06%	0.78%	6.61%	3.40%	2.74%[7]	7.66%
NET ASSETS, END OF PERIOD (MILLIONS)	$96	$41	$25	$95	$21	$36
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.48%[8]	0.51%	0.53%[9]	0.55%	0.51%	0.50%
Gross expenses, excluding interest expense	0.48 [8]	0.51	0.53 [9]	0.55	0.51	0.50
Net expenses	0.48 [8,10,11]	0.50 [10,11,12]	0.52 [9,10]	0.54 [10]	0.50 [10]	0.50
Net expenses, excluding interest expense	0.48 [8,10,11]	0.50 [10,11,12]	0.52 [9,10]	0.54 [10]	0.50 [10]	0.50
Net investment income	4.70 [8]	4.66	4.56	4.62	4.70	4.76
PORTFOLIO TURNOVER RATE	42%	32%	24%	4%	8%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2008 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	For the year ended February 29, 2004.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.67%.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.51%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective March 2,2007, management has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.50% of average net assets for Class I until July 1, 2008.

[12]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

50	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Managed Municipals Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	51

Notes to financial statements (unaudited) continued

of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

52	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

2. Investment valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	AUGUST 31, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$3,889,028,782	—	$3,889,028,782	—
Other Financial Instruments*	1,143,336	$1,143,336	—	—
Total	$3,890,172,118	$1,143,336	$3,889,028,782	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	53

Notes to financial statements (unaudited) continued

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Management has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.67% for Class A, 1.18% for Class B and 0.50% for Class I until July 1, 2008. In addition, effective July 27, 2007, management has agreed to voluntarily waive fees and/or reimburse operating expenses to limit total annual operating expenses for Class 1 shares to 0.15% lower than Class A shares’ total annual operating expenses.

During the six months ended August 31, 2008, LMPFA waived a portion of its investment management fee in the amount of $64,375.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.75% and 4.25% for Class 1 and Class A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A

54	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2008, LMIS and its affiliates received sales charges of approximately $285,000 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$51,000	$23,000	$18,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains of losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change has no effect on fees previously deferred. As of August 31, 2008, the Fund had accrued $65,274 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended August 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,990,330,374
Sales	1,438,292,257

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$123,614,030
Gross unrealized depreciation	(52,164,524)
Net unrealized appreciation	$71,449,506

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	55

Notes to financial statements (unaudited) continued

At August 31, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contract to Sell:
U.S. Treasury Bonds	4,857	12/08	$570,930,149	$569,786,813	$1,143,336

5. Class specific expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$31,518	$2,803
Class A	$2,213,210	284,610	47,844
Class B	499,050	45,996	7,566
Class C	1,129,062	16,321	4,738
Class I	—	344	19
Total	$3,841,322	$378,789	$62,970

6. Distributions to shareholders by class

	SIX MONTHS ENDED AUGUST 31, 2008	YEAR ENDED FEBRUARY 29, 2008
Net investment income:
Class 1	$920,788	$1,908,067
Class A	67,165,502	118,504,079
Class B	3,092,826	7,019,937
Class C	6,443,812	9,509,661
Class I	1,638,691	1,413,466
Total	$79,261,619	$138,355,210

7. Shares of beneficial interest

At August 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

56	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED AUGUST 31, 2008		YEAR ENDED FEBRUARY 29, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1
Shares sold	—	—	26,495	$410,467
Shares issued on reinvestment	59,393	$920,165	123,374	1,908,077
Shares repurchased	(189,221)	(2,942,194)	(360,085)	(5,578,825)
Net decrease	(129,828)	$(2,022,029)	(210,216)	$(3,260,281)
Class A
Shares sold	38,600,848	$601,053,313	30,417,844	$473,960,159
Shares issued on reinvestment	2,461,210	38,236,236	4,288,033	66,510,005
Shares repurchased	(10,586,297)	(164,743,852)	(28,023,271)	(434,520,683)
Shares issued with merger	—	—	1,769,279	27,738,328
Net increase	30,475,761	$474,545,697	8,451,885	$133,687,809
Class B
Shares sold	759,543	$11,837,725	625,823	$9,752,855
Shares issued on reinvestment	112,014	1,742,607	247,241	3,840,276
Shares repurchased	(1,458,017)	(22,693,963)	(3,969,344)	(61,810,417)
Shares issued with merger	—	—	83,634	1,312,629
Net decrease	(586,460)	$(9,113,631)	(3,012,646)	$(46,904,657)
Class C
Shares sold	9,353,584	$145,776,428	3,221,700	$50,177,236
Shares issued on reinvestment	234,572	3,646,006	359,311	5,575,901
Shares repurchased	(1,127,213)	(17,568,477)	(2,353,549)	(36,607,389)
Shares issued with merger	—	—	35,168	551,644
Net increase	8,460,943	$131,853,957	1,262,630	$19,697,392
Class I
Shares sold	4,223,301	$65,990,742	1,211,246	$18,919,213
Shares issued on reinvestment	45,543	708,012	30,711	476,426
Shares repurchased	(783,291)	(12,025,935)	(159,960)	(2,480,716)
Shares issued with merger	—	—	15,698	246,414
Net increase	3,485,553	$54,672,819	1,097,695	$17,161,337

8. Transfer of net assets

On March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners National Tax Free Bond Fund, pursuant to a plan of

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	57

Notes to financial statements (unaudited) continued

reorganization approved by Legg Mason Partners National Tax Free Bond Fund shareholders. Total shares issued by the Fund and the total net assets of the Legg Mason Partners National Tax Free Bond Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE ACQUIRED FUND	TOTAL NET ASSETS OF THE FUND
Legg Mason Partners National Tax Free Bond Fund	1,903,779	$29,849,015	$3,123,686,025

The total net assets of the Legg Mason Partners National Tax Free Bond Fund before acquisition included unrealized appreciation of $472,650 and accumulated net realized loss of $3,431,292. Total net assets of the Fund immediately after the transfer were $3,153,535,040. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

9. Capital loss carryforward

At February 29, 2008, the Fund had a net capital loss carryforward of $188,106,365 of which $35,411,335 expires in 2011, $27,207,752 expires in 2012, $92,318,280 expires in 2013 and $33,168,998 expires in 2014. These amounts will be available to offset any future taxable capital gains.

10. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other

58	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	59

Notes to financial statements (unaudited) continued

11. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

60	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 10. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

12. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including

Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report	61

Notes to financial statements (unaudited) continued

“echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

13. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

62	Legg Mason Partners Managed Municipals Fund 2008 Semi-Annual Report

Legg Mason Partners

Managed Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/08 SR08-656

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 6, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date: November 6, 2008